GOODWILL AND INTANGIBLE ASSETS (Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
2013		3,703,930
2014		3,663,396
2015		3,446,797
2016		1,349,530
2017		808,500
Total		12,972,153	1,708,267
Amortization expense	$ 169,531	1,056,197	547,200	642,453